General (Company And Genesis Funding Limited Transaction) (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013
Variable Interest Entity [Line Items]
Total Assets	$ 43,867,380	$ 9,451,141
Number of aircraft	1,132
GFL [Member]
Variable Interest Entity [Line Items]
Total Assets	$ 727,000
Number of aircraft	37
Sale of Class A common shares, percentage of ownership before transaction	100.00%